Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss		$ (2,170,810)	$ (2,809,741)	$ (6,245,737)	$ (4,301,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		1,622	6,477	12,950	11,649
Share-based compensation		(42,996)	10,484	97,167	487,738
Rent expense		(230)	(1,379)	(2,758)	(2,757)
Change in fair value of derivative liabilities			(301,803)	(369,158)	71,266
Non-cash interest expense				686,334
Accretion interest expense		9,684	42,312
Research and development costs for intangible assets		14,358	39,483	82,556
Gain on termination of intangible asset		(129,613)
Loss on the sale of Skincare		39,676
Realized loss on sale of investments		371,494
Unrealized gain on investments		(238,899)
Changes in operating assets and liabilities:
Receivables		(104,473)	6,958	(12,969)	(23,218)
Prepaid expenses and deposits		120,999	137,295	65,096	(907,343)
Inventory		22,966	(482,881)	(403,295)	(265,522)
Accounts payable and accrued liabilities		(169,268)	210,111	207,497	466,891
Customer deposits		(20,496)	(12,379)	(2,391)	26,521
Due to related parties		(397,728)	50,306	397,728	(120,519)
Cash flows used in operating activities	[1]	(2,693,714)	(3,104,757)	(5,486,980)	(4,556,811)
Investing activities
Purchase of equipment			(9,160)	(9,160)	(11,191)
Purchase of investments		(995,100)		(139,084)
Proceeds from sale of investments		1,109,921
Issuance of promissory note		(127,300)
Purchase of intangible assets		(6,000)	(112,320)	(462,320)
Cash flows used in investing activities	[1]	(18,479)	(121,480)	(610,564)	(11,191)
Financing activities
Exercise of Series A warrants		1,938,772
Proceeds from the issuance of common stock and warrants		1,484,028		6,993,058	1,463,585
Net proceeds from issuance of Notes				914,442
Repayment of Notes				(1,150,000)
Exercise of stock options					37,500
Proceeds from IPO, net					5,237,805
Share issuance costs		(531,290)
Repurchase of shares and warrants		(179)
Issuance of common shares under ATM agreement		1,519,437
Cash flows provided by financing activities		4,410,768		6,757,500	6,738,890
Effect of exchange rate changes on cash		(400)	(580)	(2,354)	1,062
Increase(decrease) in cash		1,698,175	(3,226,817)	657,602	2,171,950
Cash, beginning of period		3,984,453	3,326,851	3,326,851	1,154,901
Cash, ending of period		5,682,628	100,034	3,984,453	3,326,851
Supplemental cash flow information:
Cash paid for interest		791	11,104	69,026	14,397
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued and issuable on acquisition of intangible asset		43,535	772,247	1,610,778
Conversion of preferred stock to common stock					3,527,701
Derivative liability broker warrants included in share issuance cost for IPO					$ 229,437
Obligation to issue stock for acquisition of intangible assets			838,374
Shares received as proceeds for the sale of Skincare		728,550
Series B preferred shares issues to settle accrued bonus liability		150,000
Consideration payable settled through termination of the agreement		$ 894,151

[1]	Refer to Note 4 for disclosure of cash flows used in operating and investing activities of discontinued operations.